STOCK OPTIONS AND WARRANTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Stock Options And Warrants Details
Options outstanding	3,503,339		3,503,339
Options granted	666,667	2,893,338	3,560,005
Options expired			(56,666)
Options exercisable	1,058,900		1,058,900
Weighted average exercise price of options outstanding	$ 0.29		$ 0.29
Weighted average exercise price of options granted			$ 0.29
Weighted average exercise price of options expired			$ 0.30
Weighted average exercise price of options exercisable	$ 0.31		$ 0.31
Fair value of options outstanding	$ 0.19		$ 0.19
Fair value of options granted			$ 0.20
Fair value of options expired			$ 0.20
Fair value of options exercisable	$ 0.20		$ 0.20